Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
The Group’s related party transactions are predominantly with associates of the Group. During the period, the transactions with related parties include purchases of goods/services of $26,949 thousand (2024: $42,162 thousand), sale of goods/services of $6,309 thousand
(2024: $5,720 thousand) and dividend income of $25,572 thousand (2024: $14,776 thousand). As at 31 December 2025, the total amounts owing to related parties is nil (2024: $2,015 thousand) and amounts owing from related parties is $1,946 thousand (2024:
$92 thousand).
The Group is party to contractual arrangements with Driftwood Pipeline LLC that outline future obligations associated with the development and use of transportation services. Refer to Note B.9(a). These arrangements include commitments that become binding once specified milestones and conditions are met.
All transactions to/from related parties are made at arm’s length (normal market rates and on normal commercial terms).
There were no transactions with directors during the year, other than directors' fees. Key management personnel compensation is disclosed in Note E.2(b).
       Parent entity information
Note not required for the purposes of US reporting.